Organization and Basis of Presentation	12 Months Ended
Dec. 31, 2019
Organization and Basis of Presentation

1. Organization and Nature of Operations

Histogen, Inc. (“Histogen” or the “Company”) is a regenerative medicine company established as a Delaware Corporation in November 2007. The Company is focused on developing innovative products for aesthetic and therapeutic applications based upon the Company’s unique technology that utilizes proteins and growth factors produced by hypoxia-induced multipotent cells. Histogen has a rich portfolio of products derived from one core technology process that fulfills market needs without using embryonic stem cells or animal components. The Company’s products are all covered by patented technologies which focus on replacing and regenerating tissues in the body.

The Company’s lead drug candidate is a hair stimulating complex (“HSC”) intended to be a physician-administered therapeutic for alopecia (hair loss). Phase 1 and Phase 1/2 clinical trials of HSC have been completed outside the United States, with results that produced significant efficacy and a clear safety profile and margin. A Phase 1 clinical trial of HSC in the United States under a Federal Drug Administration (“FDA”) approved Investigational New Drug (“IND”) has been completed and reports filed with the FDA in 2019. In 2019, the Company established HST-001 as the program identifier for HSC development. The Company expanded its product pipeline in 2019 to include HST-002 (dermal filler) and HST-003 (knee cartilage) as its other lead development programs. The Company has also developed a non-prescription topical skin care ingredient that currently generates revenue from customers who formulate the ingredient into their skin care product lines.

The Company is subject to risks common to other life science companies in the early development stage including, but not limited to, uncertainty of product development and commercialization, lack of marketing and sales history, development by its competitors of new technological innovations, dependence on key personnel, market acceptance of products, product liability, protection of proprietary technology, ability to raise additional financing, and compliance with the Food and Drug Administration and other government regulations. If the Company does not successfully advance its technologies into and through human clinical trials, form partnerships for its programs or license-out its technology, and/or commercialize any of its product candidates, it may be unable to increase its value, generate product revenue, or achieve profitability.

Proposed Merger with Conatus

On January 28, 2020, Histogen entered into the Merger Agreement with Conatus Pharmaceuticals, Inc. (“Conatus”) and Merger Sub. Pursuant to the Merger Agreement, Merger Sub will be merged with and into Histogen, with Histogen continuing as a wholly-owned subsidiary of Conatus and the surviving corporation of the merger. The merger is expected to be accounted for as a reverse asset acquisition in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Histogen will be deemed to be the accounting acquirer for financial reporting purposes. This determination is supported based on the expectations that, immediately following the merger: (i) Histogen stockholders will own a substantial majority of the voting rights of the combined organization; (ii) Histogen will designate a majority (six of eight) of the initial members of the board of directors of the combined organization; and (iii) Histogen’s senior management will hold all key positions in senior management of the combined organization and no employees will be retained from Conatus. The merger is expected to be accounted for as a reverse asset acquisition as the fair value of the acquired preclinical assets is deemed to be substantially concentrated in a group of similar assets that do not meet the definition of a business. Accordingly, for accounting purposes: (i) the merger will be treated as the equivalent of Histogen issuing stock to acquire the net assets of Conatus, (ii) the net assets of Conatus will be recorded based upon the fair values in the financial statements at the time of closing, (iii) the reported historical operating results of the combined company prior to the merger will be those of Histogen and (iv) for periods prior to the merger, shareholders’ equity of the combined company is presented based on the historical equity structure of Conatus.

Consummation of the Merger is subject to certain closing conditions, including, among other things, approval by Histogen’s and Conatus’ stockholders. Should the Merger Agreement be terminated prior to consummation, the Merger Agreement contains certain termination rights for both Histogen and Conatus, and further provides that, upon termination of the Merger Agreement under specified circumstances, either party may be required to pay the other party a termination fee of $500,000, and in some circumstances reimburse the other party’s expenses up to a maximum of $350,000.

Under the terms of the Merger Agreement, all of the Company’s outstanding common and preferred stock will be exchanged for common stock of Conatus and all outstanding options exercisable for common stock and warrants of the Company will be exchanged for options and warrants exercisable for common stock of Conatus.

Predecessor Company [Member]
Organization and Basis of Presentation
1.	Organization and Basis of Presentation

Conatus Pharmaceuticals Inc. (the Company) was incorporated in the state of Delaware on July 13, 2005. The Company is a biotechnology company that has been focused on the development and commercialization of novel medicines to treat chronic diseases with significant unmet need. In December 2016, the Company entered into an Option, Collaboration and License Agreement (the Collaboration Agreement) with Novartis Pharma AG (Novartis) for the development and commercialization of emricasan, an orally active pan-caspase inhibitor, for the treatment of patients with chronic liver disease.

In March 2019, the Company announced that top-line results from the ENCORE-NF clinical trial of emricasan did not meet the primary endpoint. In June 2019, the Company announced that top-line results from its ENCORE-LF clinical trial of emricasan also did not meet the primary endpoint. In addition, results from the 24-week extension in the Company’s ENCORE-PH clinical trial of emricasan were consistent with results from the initial 24-week treatment period and did not meet predefined objectives.

Consequently, the Company and Novartis have no further development plans for emricasan, and the Company and Novartis entered into an amendment to the Collaboration Agreement, pursuant to which the Company and Novartis mutually agreed to terminate the Collaboration Agreement, effective September 30, 2019. In order to extend the Company’s resources, the Company commenced a restructuring plan in June 2019 that included reducing staff and suspending development of its inflammasome disease candidate, CTS-2090, and commenced a second restructuring plan in September 2019 that included reducing additional staff to further extend the Company’s resources. The Company engaged a financial advisor to assist in the exploration and evaluation of strategic alternatives to enhance shareholder value, including a merger, an acquisition or sale of assets or a dissolution and liquidation of the Company. On January 28, 2020, Conatus, Chinook Merger Sub, Inc. (Merger Sub), and Histogen Inc. (Histogen) entered into the Agreement and Plan of Merger and Reorganization (Merger Agreement), pursuant to which, among other matters, and subject to the satisfaction or waiver of the conditions set forth in the Merger Agreement, Merger Sub will merge with and into Histogen, with Histogen continuing as Conatus’ wholly owned subsidiary and the surviving corporation of the merger. See Note 14 – Subsequent Events for additional information.

As of December 31, 2019, the Company has devoted substantially all of its efforts to product development and has not realized product sales revenues from its planned principal operations. The Company has a limited operating history, and the sales and income potential of the Company’s business and market are unproven. The Company has experienced net losses since its inception and, as of December 31, 2019, had an accumulated deficit of $198.0 million. The Company expects to continue to incur net losses for at least the next several years. Successful transition to attaining profitable operations is dependent upon achieving a level of revenues adequate to support the Company’s cost structure. As of December 31, 2019, the Company had cash and cash equivalents of $20.7 million and working capital of $20.0 million. Based on the Company’s current business plan, management believes that its existing cash and cash equivalents will be sufficient to fund the Company‘s obligations for at least twelve months from the issuance date of these financial statements. If the Company is unable to generate revenues adequate to support its cost structure, the Company may need to raise additional equity or debt financing or seek to complete one of the strategic alternatives described above.

Reverse Stock Split

On May 26, 2020, in connection with, and prior to the completion of, the Merger with Histogen discussed above, the Company effected a reverse stock split of the Company’s common stock at a ratio of one-for-ten (the Reverse Stock Split). The par value and the authorized shares of the common stock were not adjusted as a result of the Reverse Stock Split. All issued and outstanding common stock have been retroactively adjusted to reflect this Reverse Stock Split for all periods presented.